UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-03904_

 Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036-6524
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: February 28, 2012

Date of reporting period: August 31,2011

Item I.  Reports to Stockholders.

A copy of the Semi- Annual Report to Stockholders for the period ended 8/31/11 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I - A N N U A L R E P O R T
A u g u s t 3 1 , 2 0 1 1

DISTRIBUTOR CUSTODIAN BANK SHAREHOLDER SERVICING AGENT INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM LEGAL COUNSEL DIRECTORS OFFICERS
EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

State Street Bank and Trust Co.
c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort

Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary
The Value Line Tax Exempt Fund, Inc.

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00082466

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended August 31, 2011. We encourage you to carefully review this report, which includes economic highlights, your Fund’s performance data, schedule of investments, and financial statements.

For the six months ended August 31, 2011, the total return of the Value Line Tax Exempt Fund was 5.59%. This performance trailed the performance of the Barclays Capital Municipal Bond Index (1), which posted a return of 6.39% for the period. We continued to follow a conservative investment policy focusing on principal preservation and tax exempt income maximization. The Fund’s focus on the highest quality credits and a relatively short average maturity largely accounts for its underperformance relative to the Barclays Capital Municipal Bond Index. Additional investment strategies employed for shareholder benefit included a buy-and-hold approach to minimize trading costs and striving to stay fully invested in order to maximize income.

Performance in the tax exempt market benefited from increased tax revenues that are slowly improving from very depressed levels for most state governments. Municipal credit has been stronger than some analysts had predicted as rising government bankruptcies failed to materialize. Bankruptcies were on the decline as cities slashed spending to balance budgets and state lawmakers stepped in to guard against insolvencies. Strong investor appetite for municipal bonds, coupled with modest issuance of new municipal bonds, also provided price support to this market.

All of us at the Adviser recognize that it has been difficult navigating the capital markets in 2011 and appreciate your confidence in us. We are working to find attractive investments that meet your Fund’s objectives in this period of low interest rates and we continue to welcome the opportunity to serve your investment needs.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Liane Rosenberg
Liane Rosenberg, Portfolio Manager

(1)
The Barclays Capital Municipal Bond Index is a total-return performance benchmark for the long-term investment grade tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes and is not possible to directly invest in this Index.

The Value Line Tax Exempt Fund, Inc.

Fund Shareholders

Economic Highlights (unaudited)

The first half of 2011 saw the broad U.S. stock market rising on the heels of strengthening corporate profits. The S&P 500 returned 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.

By mid-year there was mounting evidence that the U.S. recovery had slowed to a crawl. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth was only modestly better at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak.

Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appears to satisfy few constituents. It surely did not satisfy Standard & Poors who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. This downgrade did not affect short-term Treasuries. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the U.S. Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.

The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, and by early September, 10-year Treasury note yields had fallen to an all-time low of 1.90%. This downward pressure on Treasury yields came largely from an employment report showing no new jobs being added in August. While modestly better job creation was reported in September, it was not enough to move the unemployment level below 9.1%.

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 through August 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/11	Ending account value 8/31/11	Expenses paid during period 3/1/11 thru 8/31/11*

Actual	$1,000.00	$1,055.86	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.01

*
Expenses are equal to the Fund’s annualized expense ratio of 0.78% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2011 (unaudited)

Ten Largest Long-Term Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
Arlington Texas, Special Tax, 5.00%, 8/15/28	$2,575,000	$2,683,871	3.3%
Maryland State, Refunding Bonds, General Obligation Unlimited, Ser. B, 5.00%, 3/1/19	2,000,000	2,455,160	3.0%
Northern Illinois Municipal Power Agency, Power Project Revenue, Refunding Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	2,215,000	2,419,267	3.0%
Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	2,135,000	2,256,588	2.8%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	2,120,000	2,155,616	2.7%
Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24	2,005,000	2,093,942	2.6%
Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	2,000,000	2,054,240	2.5%
Hays Texas Consolidated Independent School District, General Obligation Unlimited, 4.50%, 8/15/32	2,000,000	2,023,880	2.5%
Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE Insured, 4.50%, 1/1/28	2,000,000	1,954,620	2.4%
Clark County Nevada Airport Revenue, Refunding Bonds, Jet Aviation Fuel Tax, Ser. C, AMBAC Insured, 5.38%, 7/1/16	1,820,000	1,916,988	2.4%

Asset Allocation — Percentage of Fund’s Net Assets

The Value Line Tax Exempt Fund, Inc.

Long-Term Investments Allocation — Percentage of Fund’s Long-Term Investment Securities

Quality Diversification — Credit Quality expressed as a Percentage of Fund’s Net Assets as of 8/31/11

Aaa/AAA	18.4%
Aa1/AA+	12.4%
Aa2/AA	24.6%
Aa3	14.0%
A1	9.2%
A2/A	10.9%
A3	2.4%
Baa1	5.1%
NR	1.4%
Total Investments	98.4%
Cash and other assets in excess of liabilities	1.6%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit quality is subject to change.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	August 31, 2011

Principal Amount		Rating (unaudited)		Value
LONG-TERM MUNICIPAL SECURITIES (98.4%)

	ALASKA (1.0%)
$700,000	North Slope Boro Alaska, General Obligation Unlimited, Ser. A, 5.00%, 6/30/17	Aa3		$835,086
	ARIZONA (3.1%)
440,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. B, 5.00%, 7/1/31	Aaa		469,854
2,000,000	Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	Aa2		2,054,240
				2,524,094
	ARKANSAS (1.7%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed:
290,000	4.25%, 3/1/15	A	*	307,542
485,000	4.30%, 3/1/16	A	*	510,938
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		521,540
				1,340,020
	CALIFORNIA (6.7%)
350,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bonds, Ser. F, 5.00%, 4/1/31	Aa3		361,403
150,000	Berkeley California, Measure FF - Neighborhood Project, General Obligation Unlimited, 4.00%, 9/1/27	Aa2		150,789
500,000	California Educational Facilities Authority Revenue, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		535,975
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		288,945
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, FSA Insured, 0.00%, 8/1/30 (1)	Aa3		154,265
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		249,635
2,000,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE Insured, 4.50%, 1/1/28	Aa2		1,954,620
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, 4.00%, 7/1/18	Aa2		844,370
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	Aa2		901,752
				5,441,754

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
	COLORADO (2.1%)
$500,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, 5.00%, 12/1/16	Aa2		$600,135
1,000,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21		**	1,122,600
				1,722,735
	CONNECTICUT (1.5%)
	Connecticut State, General Obligation Unlimited, Ser. B:
250,000	5.00%, 4/15/13	Aa2		268,800
775,000	5.00%, 12/1/18	Aa2		947,554
				1,216,354
	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA	+*	231,464
	FLORIDA (6.8%)
1,000,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		1,166,250
675,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	A2		732,739
250,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/30	Aa2		270,533
500,000	Florida State Department of Transportation Infrastructure Bank Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/14	Aa2		554,320
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aa2		449,964
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	A2		362,677
1,000,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		1,059,990
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		283,625
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A1		490,212
150,000	Tampa Bay Water, Florida Utility System Revenue, Revenue Bonds, Ser. B, NATL-RE FGIC, 5.00%, 10/1/31	Aa2		150,603
				5,520,913
	GEORGIA (0.7%)
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1		550,115

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2011

Principal Amount		Rating (unaudited)		Value
	IDAHO (0.3%)
$250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa2		$263,945
	ILLINOIS (4.9%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3		524,525
1,000,000	Illinois Finance Authority Revenue, Refunding Bonds, Shedd Aquarium Society, AMBAC Insured, 5.25%, 7/1/23 (2)	A1		1,042,150
2,215,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Refunding Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2		2,419,267
				3,985,942
	INDIANA (6.5%)
2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24	AA	+ *	2,093,942
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1		1,724,637
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22	Baa1		222,337
440,000	5.00%, 7/15/23	Baa1		462,827
750,000	St Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		790,800
				5,294,543
	KANSAS (0.6%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		520,015
	KENTUCKY (0.7%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2		537,872
	MARYLAND (4.6%)
150,000	Frederick County Maryland Public Facilities, General Obligation Unlimited, Ser. A, 4.00%, 8/1/25	Aa1		157,623
1,000,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		1,092,220
2,000,000	Maryland State, Refunding Bonds, General Obligation Unlimited, Ser. B, 5.00%, 3/1/19	Aaa		2,455,160
				3,705,003

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value
	MASSACHUSETTS (2.5%)
$250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa	$278,670
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2	614,530
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Ser. C, 5.00%, 8/1/37 (2)	Aa1	366,390
150,000	Massachusetts State, General Obligation Unlimited, Ser. B, 5.00%, 11/1/16	Aa1	179,577
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Sr. Ser. 1, 5.00%, 11/1/15	Aa2	585,500
			2,024,667
	MICHIGAN (3.1%)
2,135,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aa3	2,256,588
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa1	296,800
			2,553,388
	MINNESOTA (0.5%)
325,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1	371,979

	MISSISSIPPI (2.7%)
2,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	2,155,616

	MISSOURI (1.3%)
1,000,000	Bi-State Development Agency Missouri Illinois Metropolitan District Mass Transaction Sales Tax, Revenue Bonds, Remk-Metrolink Cross Country Project, FSA Insured, 5.00%, 10/1/21	Aa3	1,053,090

	NEVADA (2.4%)
1,820,000	Clark County Nevada Airport Revenue, Refunding Bonds, Jet Aviation Fuel Tax, Ser. C, AMBAC Insured, 5.38%, 7/1/16 (2)	A1	1,916,988

	NEW JERSEY (2.4%)
500,000	New Jersey Building Authority State Building Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1	558,225
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa	1,096,790
250,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transn Sys - Ser. B, 5.25%, 12/15/12	A1	264,602
			1,919,617

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2011

Principal Amount		Rating (unaudited)		Value
	NEW YORK (3.4%)
$130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa2		$150,041
	New York State Dormitory Authority, State Personal Income Tax Revenues General Purpose, Revenue Bonds, Ser. A:
1,000,000	4.25%, 3/15/32	AAA	*	1,009,600
150,000	4.50%, 3/15/35	AAA	*	151,272
100,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Senior Lien - Ser. A, 5.00%, 4/1/19	Aa2		116,462
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	279,250
1,000,000	Westchester County New York, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa		1,054,720
				2,761,345
	NEW YORK CITY (2.6%)
100,000	City of New York, General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		118,121
150,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		161,157
1,000,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		1,015,610
250,000	New York City Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		284,332
250,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-1, 5.00%, 1/15/14	Aa3		273,785
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		270,568
				2,123,573
	NORTH DAKOTA (0.8%)
660,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	Baa1		659,993

	OHIO (1.7%)
1,000,000	Cleveland Ohio Airport System Revenue, Refunding Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3		1,042,930
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		367,503
				1,410,433
	OREGON (1.7%)
1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2		1,092,160
250,000	State of Oregon, General Obligation Unlimited, Ser. D, 4.00%, 8/1/25	Aa1		261,737
				1,353,897

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
	PENNSYLVANIA (3.0%)
$500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, 5.00%, 12/15/34	Aa2		$538,445
1,000,000	Delaware Valley Pennsylvania Regional Finance Authority Local Government Revenue, Revenue Bonds, Extraordinary Redemption Provision, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,130,280
500,000	Pennsylvania State University, Revenue Bonds, 5.00%, 3/1/25	Aa1		571,515
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	229,459
				2,469,699

	PUERTO RICO (0.4%)
350,000	Puerto Rico Electric Power Authority Power Revenue, Revenue Bonds, Ser. TT, 5.00%, 7/1/32	A3		335,122

	RHODE ISLAND (0.7%)
500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Construction Capital Development Loan - Ser. C, 5.00%, 11/15/16	Aa2		593,035

	SOUTH CAROLINA (0.2%)
145,000	North Charleston South Carolina, General Obligation Unlimited, 4.00%, 6/1/12	Aa2		149,125

	TENNESSEE (0.3%)
250,000	City of Memphis, Tennessee Refunding and General Improvement, General Obligation Unlimited, 5.00%, 5/1/30	Aa2		270,493

	TEXAS (20.9%)
2,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		2,683,871
250,000	City of San Antonio Texas Certificates Obligation, General Obligation Limited, 5.00%, 8/1/28	Aaa		280,740
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY Insured, 5.00%, 8/15/17	Aa3		1,255,331
	Fort Worth Texas, General Obligation Limited, Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa1		1,135,209
650,000	5.25%, 3/1/28	Aa1		706,121
	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A:
945,000	5.00%, 8/15/27	Aa3		1,028,982
1,670,000	5.00%, 8/15/32	Aa3		1,759,529
2,000,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, 4.50%, 8/15/32	AAA	*	2,023,880

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2011

Principal Amount		Rating (unaudited)		Value
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured:
$280,000	Ser. A, 5.00%, 8/1/16 (2)	A	*	$283,724
475,000	Ser. B, 5.00%, 8/1/21 (2)	A	*	478,425
500,000	Ser. C, 5.00%, 8/1/15 (2)	A	*	507,385
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	1,772,100
1,000,000	Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE Insured, 5.00%, 2/15/25	Baa1		1,040,800
1,515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		1,629,019
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, 5.00%, 8/15/30	AAA	*	400,207
				16,985,323

	UTAH (0.2%)
150,000	Utah State, General Obligation Unlimited, Ser. A, 4.00%, 7/1/16	Aaa		172,404

	VERMONT (0.4%)
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		278,775

	VIRGINIA (1.5%)
80,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa		82,952
500,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, 5.00%, 4/15/13	Aa1		538,790
500,000	Virginia State Resources Authority Infrastructure Revenue, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa		614,285
				1,236,027

	WASHINGTON (1.5%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		257,090
300,000	Energy Northwest Washington Electric Revenue, Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aa1		359,730
500,000	King County Washington School District No. 405 Bellevue, General Obligation Unlimited, 5.00%, 12/1/19	Aa1		610,140
				1,226,960

	WEST VIRGINIA (0.7%)
500,000	State of West Virginia, General Obligation Unlimited, 4.00%, 6/1/22	Aa1		553,090

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	WISCONSIN (2.0%)
$250,000	Wisconsin State Clean Water Revenue, Revenue Bonds, Ser. 4, 5.00%, 6/1/17	Aa1	$301,115
	Wisconsin State, General Obligation Unlimited:
1,000,000	Ser. C, 4.50%, 5/1/20	Aa2	1,176,240
150,000	Ser. C, 5.00%, 5/1/14	Aa2	168,156
			1,645,511
	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.4%) (Cost $77,230,205)		79,910,005
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		1,334,288
	NET ASSETS (100.0%)		$81,244,293
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($81,244,293 ÷ 8,294,226 shares outstanding)		$9.80

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.

ADFA - Arkansas Development Finance Authority
AGC - Associated General Contractors
AGM - Assured Guaranty Municipal
AMBAC - American Municipal Bond Assurance Corporation
Assured GTY - Assured Guaranty Insurance Company
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
ICC - International Code Council
MBIA - Municipal Bond Investors Assurance Corporation
NATL-RE - National Public Finance Guarantee Corporation

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 2011 (unaudited)

Assets:
Investment securities, at value (Cost - $77,230,205)	$79,910,005
Cash	714,988
Interest receivable	740,268
Prepaid expenses	9,573
Receivable for capital shares sold	1,215
Total Assets	81,376,049

Liabilities:
Dividends payable to shareholders	58,223
Payable for capital shares redeemed	26,492
Accrued expenses:
Advisory fee	35,700
Other	11,341
Total Liabilities	131,756

Net Assets	$81,244,293

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000, outstanding 8,294,226 shares)	$82,942
Additional paid-in capital	85,906,615
Distributions in excess of net investment income	(21,879)
Accumulated net realized loss on investments	(7,403,185)
Net unrealized appreciation of investments	2,679,800
Net Assets	$81,244,293

Net Asset Value, Offering and Redemption Price per Outstanding Share ($81,244,293 ÷ 8,294,226 shares outstanding)	$9.80

Statement of Operations
for the Six Months Ended August 31, 2011 (unaudited)

Investment Income:
Interest	$1,554,167
Expenses:
Advisory fee	196,892
Service and distribution plan fees	98,446
Auditing and legal fees	21,891
Printing and postage	19,625
Transfer agent fees	18,133
Custodian fees	14,020
Registration and filing fees	12,817
Directors’ fees and expenses	7,255
Insurance	5,299
Other	13,749
Total Expenses Before Custody Credits and Fees Waived	408,127
Less: Service and Distribution Plan Fees Waived	(98,446)
Less: Custody Credits	(240)
Net Expenses	309,441
Net Investment Income	1,244,726
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	45,020
Change in Net Unrealized Appreciation/(Depreciation)	2,963,715
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	3,008,735
Net Increase in Net Assets from Operations	$4,253,461

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2011 (unaudited) and for the Year Ended February 28, 2011

	Six Months Ended August 31, 2011 (unaudited)	Year Ended February 28, 2011
Operations:
Net investment income	$1,244,726	$2,854,305
Net realized gain on investments	45,020	586,771
Change in net unrealized appreciation/(depreciation)	2,963,715	(2,054,579)
Net increase in net assets from operations	4,253,461	1,386,497
Distributions to Shareholders:
Net investment income	(1,244,994)	(2,854,305)
Capital Share Transactions:
Proceeds from sale of shares	3,956,767	6,769,210
Proceeds from reinvestment of dividends to shareholders	912,153	2,051,266
Cost of shares redeemed	(3,605,325)	(14,447,786)
Net increase/(decrease) in net assets from capital share transactions	1,263,595	(5,627,310)
Total Increase/(Decrease) in Net Assets	4,272,062	(7,095,118)

Net Assets:
Beginning of period	76,972,231	84,067,349
End of period	$81,244,293	$76,972,231
Distributions in excess of net investment income, at end of period	$(21,879)	$(21,611)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of August 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Total
Long-Term
Municipal
Securities	$0	$79,910,005	$0	$79,910,005
Total
Investments
in Securities	$0	$79,910,005	$0	$79,910,005

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the six months ended August 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

The Value Line Tax Exempt Fund, Inc.

August 31, 2011

For the six months ended August 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its net investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended
	August 31, 2011	Year Ended
	(unaudited)	February 28, 2011
Shares sold	412,008	696,778
Shares issued to shareholders in reinvestment of dividends and distributions	95,183	213,146
Shares redeemed	(376,556)	(1,503,563)
Net increase/(decrease)	130,635	(593,639)
Dividends per share from net investment income	$0.1522	$0.3320

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:
Six Months Ended
August 31, 2011
(unaudited)
Purchases:
Long-term Obligations	$7,703,697
Sales:
Long-term Obligations	$6,630,941

4. Income Taxes

At August 31, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$77,230,205
Gross tax unrealized appreciation	$2,758,101
Gross tax unrealized depreciation	($78,301)
Net tax unrealized appreciation on investments	$2,679,800

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $196,892 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended August 31, 2011. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $98,446, before fee waiver, were accrued under the Plan for the six months ended August 31, 2011. Effective July 1, 2008 through June 30, 2012, the Distributor contractually agreed to waive the 12b-1 fee for one year periods. For the six months ended August 31, 2011, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts.

For the six months ended August 31, 2011, the Fund’s expenses were reduced by $240 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At August 31, 2011, the officers and directors of the Fund as a group owned 1,014 shares, representing less than 1% of the outstanding shares.

The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	August 31, 2011		Years Ended on Last Day of February,
	(unaudited)		2011		2010	2009	2008	2007
Net asset value, beginning of period	$9.43		$9.60		$9.36	$9.29	$10.56	$10.56
Income from investment operations:
Net investment income	0.15		0.33		0.38	0.37	0.39	0.40
Net gains or (losses) on securities (both realized and unrealized)	0.37		(0.17)		0.24	0.07	(1.21)	0.09
Total from investment operations	0.52		0.16		0.62	0.44	(0.82)	0.49

Less distributions:
Dividends from net investment income	(0.15)		(0.33)		(0.38)	(0.37)	(0.39)	(0.40)
Distributions from net realized gains	—		—		—	—	(0.06)	(0.09)
Total distributions	(0.15)		(0.33)		(0.38)	(0.37)	(0.45)	(0.49)

Net asset value, end of period	$9.80		$9.43		$9.60	$9.36	$9.29	$10.56

Total return	5.59	%(3)	1.67%		6.70%	4.74%	(8.03)%	4.73%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$81,244		$76,972		$84,067	$84,868	$89,752	$109,503
Ratio of expenses to average net assets(1)	1.04	%(4)	1.01	%(5)	1.02%	0.99%	0.93%	0.93%
Ratio of expenses to average net assets(2)	0.79	%(4)	0.74	%(6)	0.76%	0.69%	0.65%	0.67%
Ratio of net investment income to average net assets	3.16	%(4)	3.45%		3.99%	3.87%	3.83%	3.79%
Portfolio turnover rate	9	%(3)	36%		146%	307%	213%	283%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waiver would have been 1.00% for the year ended February 28, 2011, 1.01% for the year ended February 28, 2010, 0.94% for the year ended February 28, 2009, 0.90% for the year ended February 29, 2008, and 0.92% for the year ended February 28, 2007 and would have been unchanged for the other period shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1984	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: July 1954	Director (Chairman of Board Since March 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: August 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: November 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004 – 2006) and President and Chief Operations Officer (2003 – 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.
The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

21

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 7, 2011